Share-Based Compensation	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation
10.	SHARE-BASED COMPENSATION

2015 Share Option Plan

On March 9, 2015, the Group adopted the 2015 Share Option Plan ("2015 Plan"), under which the maximum number of shares that may be granted is 59,899,375 shares. The vesting schedules ranged from two to five years with the options vesting on various dates during the vesting periods.

2018 Share Option Plan

On January 12, 2018, the Group adopted the 2018 Share Option Plan ("2018 Plan"), under which the maximum number of shares that may be granted is 25,703,602 shares. The vesting schedules under the 2018 Plan are the same as the 2015 Plan.

2020 Share Incentive Plan

On November 12, 2020, the Group adopted the 2020 Share Incentive Plan ("2020 Plan"), under which the maximum number of shares that may be granted is 20,521,221 shares, plus an annual increase on the first day of each fiscal year of the Company during the term of the 2020 Plan commencing with the fiscal year beginning January 1, 2021, by an amount equal to 2.0% of the total number of issued and outstanding shares, on an as-converted and fully diluted basis, on the last day of the immediately preceding fiscal year.

The vesting schedules under the 2020 Plan shall be determined by the plan administrator, which is specified in the relevant award agreements. As of December 31, 2020, the Group had granted 5,130,305 restricted share units under the 2020 Plan to the Founder.

The following table summarized the Group's share option activities for the year ended December 31, 2020:

	Number of options	Weighted average exercise price	Weighted average remaining contract life	Weighted average grant date fair value	Aggregate intrinsic value
		US$		US$	US$
Outstanding as of January 1, 2020	69,721,006	0.90	6.62	0.53	44,616,903
Granted**	16,969,200	0.21		3.49
Forfeited	(3,661,874)	1.40		1.02
Repurchased and cancelled	(30,000)	0.0014*		0.10
Exercised	(6,052,167)	0.0014*		0.18
Cancelled (replaced by restricted shares)	(32,855,200)	0.0014*		1.55
Outstanding as of December 31, 2020	44,090,965	0.19	5.62	0.91	217,347,100
Vested and expect to vest as of December 31, 2020	44,090,965	0.19	5.62	0.91	217,347,100
Exercisable as of December 31, 2020	31,864,055	0.27	4.40	0.39	154,713,978

* The exercise prices of those options were modified in March 2020 as disclosed below.

** 1,315,000 options were granted with performance conditions. The Company recognized the compensation cost during the year ended December 31, 2020, for which it became probable that the performance target will be achieved. The Group reassessed the probability of achieving the performance target at the end of each reporting period and would record a cumulative catch-up adjustment for any changes to its assessment.

10.	SHARE-BASED COMPENSATION - continued

As noted below, for the year ended December 31, 2020, 46,568,242 options were modified. As a result, weighted average exercise prices decreased from US$0.90 per share as of December 31, 2019 to US$0.19 per share as of December 31, 2020.

In determining the fair value of the share options, the binomial option pricing model was applied. The key assumptions used to determine the fair value of the options at the respective grant dates in 2018, 2019 and 2020 were as follows:

For the years ended December 31,
Grant date	2018	2019	2020
Expected volatility	48.3%~50.5%	50.1%~50.8%	50.1%~50.9%
Risk-free interest rate	3.7%~3.9%	3.2%~3.3%	2.7%~3.2%
Exercise multiples	2.2~2.8	2.2~2.8	2.2~2.8
Expected dividend yield	0.0%	0.0%	0.0%
Life of options	10 years	10 years	10 years
Fair value of underlying ordinary shares	$1.31~$1.48	$1.32~$1.52	$1.52~$4.20

(1)	Expected volatility

The volatility of the underlying ordinary shares during the lives of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.

(2)	Risk-free interest rate

Risk-free interest rate was estimated based on the daily treasury long term rate of the U.S. Treasury Department with a maturity period close to the expected term of the options, plus the country default spread of China.

(3)	Exercise multiples

Exercise multiple represents the value of the underlying share as a multiple of exercise price of the option which, if achieved, results in exercise of the option.

(4)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5)	Life of options

Life of options was extracted from option agreements.

(6)	Fair value of underlying ordinary shares

Prior to the IPO, the estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a valuation with the assistance of a third party appraiser. After the completion of the IPO in December 2020, the fair value of the underlying ordinary shares is determined based on the closing market price of the share.

The Group recorded compensation expense of RMB29,406, RMB46,122 and RMB133,975 for the years ended December 31, 2018, 2019 and 2020, respectively related to share options.

10.	SHARE-BASED COMPENSATION - continued

As of December 31, 2019 and 2020, the unrecognized compensation expense related to share options amounted to RMB137,670 and RMB208,844, respectively, which will be recognized over a weighted-average period of 3.59 years and 3.86 years, respectively.

Repurchase of vested options

During 2018, 2019 and 2020, the Company voluntarily repurchased employees' vested options upon the termination of their employment in cash. Those options were subsequently cancelled. Cash payments amounting to RMB23,948, RMB1,355 and RMB528 were made during the years ended December 31, 2018, 2019 and 2020, respectively. The Group recorded the cash payment made amounting to the fair value of the vested option repurchased at the repurchase date directly to equity. The Group recorded any excess of the repurchase price over the fair value of the vested options repurchased as additional compensation cost.

Modification of options

In March 2020, the Company’s board of directors approved to modify certain terms for all outstanding options granted to employees of the Group as of March 2020. Upon entering into the amended option agreement, the exercise price of all the options was decreased to US$0.0014 per share. The vesting schedules of all those options remained unchanged. The Company accounted for this as a modification, resulting a total incremental cost of RMB239,044.

In addition to the decrease of the exercise price, the exercisability of certain of those options was also modified such that certain of those options will not be exercisable until 180 days after the completion of an IPO. This change resulted in a probable to improbable (Type II) modification as the IPO was a performance condition that the Company anticipated would not be satisfied until occurrence. Accordingly, the incremental cost related to those options, amounting to RMB84,648 was not be recognized unless and until the performance condition becomes probable. The Company continues to recognize compensation cost equal to the award’s original grant-date fair value when the original vesting conditions are satisfied, regardless of whether the modified IPO condition is met.

Upon the completion of the IPO in December 2020, the Company recorded compensation expense amounting to RMB48,683 related to this modification.

For the remaining options, the total incremental cost as a result of the modification amounted to RMB154,396. RMB39,766 was recognized on the date of modification, and the remaining is recognized ratably over the remaining vesting period of the award.

Employee Benefit Trust

In June 2020, the Company established 17 Prosperity Trust, a company controlled by the Company as a vehicle to hold shares that will be used to provide incentives and rewards to management team members who contribute to the success of the Company’s operations (the "Shareholding Platform"). The Shareholding Platform has no activities other than administrating the incentive programs and does not have any employees. On behalf of the Company and subject to approvals from its board of directors, an advisory committee was set up in the Shareholding Platform, who holds the authority and responsibility to process the eligible participants to whom awards will be granted, the number of shares, the terms and conditions of such awards.

10.	SHARE-BASED COMPENSATION - continued

Employee Benefit Trust - continued

In June and October 2020, the Group granted 32,855,200 restricted shares to certain management (the "Selected Management") to replace options previously granted under the 2015 and 2018 plan. The purchase price of the restricted shares of US$0.0014 per share is the exercised price of the original options and was paid by the Selected Management at the time the restricted shares were granted. The vesting and other requirements imposed on the restricted shares were the same as those under the original option granted. As a result, the Group accounted for the issuance of restricted shares in exchange of the options of the Selected Management as a modification. Incremental compensation expense as a result of this modification was immaterial.

The restricted shares received by the Selected Management were immediately transferred to the Shareholding Platform. All shareholder rights of the nonvested restricted shares, including but not limited to voting rights and dividend rights, are unconditionally waived until the shares are vested. As a result, all nonvested shares held by the Shareholding Platform are solely for purpose of future issuance to employees once they vest, and have been treated as treasury shares in the consolidated financial statements.

The following table summarized the Group’s activities of restricted shares held by the Shareholding

Platform for the year ended December 31, 2020:

	Number of Restricted Shares	Grant date fair value per share
		US$
Outstanding as of January 1, 2020	-	-
Granted (to replace existing options)	32,855,200	3.0
Vested	(14,326,831)	2.7
Cancelled	-	-
Outstanding as of December 31, 2020	18,528,369	3.2

The share-based compensation expenses recognized for these restricted shares held by the Shareholding Platform for the years ended December 31, 2018, 2019 and 2020, were nil, nil and RMB44,625, respectively.

10.	SHARE-BASED COMPENSATION - continued

Employee Benefit Trust - continued

As of December 31, 2020, the unrecognized compensation expense related to the restricted shares held by the Shareholding Platform amounted to RMB331,840, which will be recognized over a weighted-average period of 3.38 years.

Restricted shares to Mr. Andy Chang LIU, the founder, chairman and Chief Executive Officer of the Group (the "Founder")

(1)

As one of the conditions to the closing of the Series D Preferred Shares, the Company entered into a restricted share purchase agreement with the Founder. Pursuant to this agreement, the Company issued an aggregate 25,449,238 ordinary shares at a par value of $0.0001. 17,920,282 shares were issued to replace the same amount of nonvested options previously granted in 2014, which were cancelled in full. The remaining 7,528,956 shares were newly granted. The Company has the option to repurchase the ordinary shares held by the Founder at par value of the ordinary shares in the event of voluntary or involuntary termination of employment of the Founder (the "Repurchase Right"). The Repurchase Right functions as a forfeiture provision. The restricted share ("the Repurchase Right Restricted Shares") are released from the Company's Repurchase Right over 48 equal monthly installments starting from the grant date. Additionally, in accordance with the restricted share purchase agreement, all restricted shares granted to the Founder will be released from the Repurchase Right and other restrictions upon the earlier of (i) a qualified public offering of the Company, (ii) a trade sale of the Company pursuant to which the equity valuation of the Company immediately prior to such trade sale being not less than $1,200,000, or (iii) the completion of any equity financing of the Company from any third party pursuant to which the pre-money equity valuation of the Company immediately prior to the completion of such financing is not less than $1,200,000. The Founder is entitled to cash dividend on the nonvested restricted shares.

The Company accounted for the above transaction as a modification and measured the fair value of the restricted shares of the Founder at the grant date. The Company recognized any unrecognized compensation cost remaining from the original nonvested shares as well as any incremental cost at the time of the modification over the remaining portion of the modified award. The Company assessed the occurrence of the acceleration conditions described in the preceding paragraph and concluded that those were not probable to occur during the 4 years following the date of grant. As such, the Company recognizes the compensation expense over the service period of 4 years since the date of grant.

(2)

On January 12, 2018, in connection with the issuance of Series E convertible redeemable preferred shares, the Company granted an aggregate 12,851,801 nonvested restricted shares to the Founder with a par value of $0.0001. The nonvested restricted shares vest in three equal installments on the closing date of the issuance of Series E convertible redeemable preferred shares, the first anniversary and the second anniversary of the closing date. If an IPO of the Company occurs prior to first or second anniversary of the closing date, any ordinary shares not then issued will be fully issued to the Founder immediately prior to the completion of the IPO. The nonvested restricted shares have no voting and dividend rights.

On January 16, 2019, the Founder waived his right to receive the third installment shares amounting to 4,283,934. The Company accounted for the above as a cancellation of the award. Any remaining unrecognized compensation cost, amounting to RMB42,910, was recognized at the cancellation date.

10.	SHARE-BASED COMPENSATION - continued

Restricted shares to Mr. Any Chang LIU, the founder, chairman and Chief Executive Officer of the Group (the "Founder") - continued

(3)	In November 2020, the Group granted 5,130,305 restricted share units under the 2020 Plan to the Founder for no consideration. Those became fully vested upon the IPO.

	Number of Restricted Shares	Grant date fair value per share
		US$

Outstanding as of January 1, 2020	-	-
Granted	5,130,305	4.20
Vested	(5,130,305)	4.20
Cancelled	-	-
Outstanding as of December 31, 2020	-	-

Total share-based compensation expenses recognized for the restricted shares and restricted share units held by the Founder in 2018, 2019 and 2020 were RMB94,124, RMB46,968 and RMB140,706, respectively.

As of December 31, 2020, the unrecognized compensation expense related to these restricted shares was nil.

In September 2020, the Founder and Mr. Dun XIAO, the co-founder and the director of the Group (the "Co-Founder") repurchased an aggregate 4,135,320 Series E convertible redeemable preferred shares from one existing holder of Series E convertible redeemable preferred shares, for a total consideration of RMB105,644 (equivalent to US$14,953) at a price of US$3.6159 per share. The Company recorded RMB36,732 as compensations to the Founder and the Co-Founder for the year ended December 31, 2020, which represents the excess of the fair value of Series E convertible redeemable preferred shares at repurchase date over the repurchase price.

Total share-based compensation expense of share options and restricted shares recognized for the years ended December 31, 2018, 2019 and 2020 were as follows:

	For the years ended December 31
	2018	2019	2020
	RMB	RMB	RMB
Sales and marketing expenses	4,911	8,737	35,077
Research and development expenses	12,254	22,508	68,688
General and administrative expenses	106,365	61,845	252,273
	123,530	93,090	356,038